UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6727

                              DOMINION FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                            35955 Huntland Farm Road,
                              Middleburg, VA 20117
                              --------------------
               (Address of principal executive offices) (Zip code)

                                  Paul Dietrich
                            35955 Huntland Farm Road,
                              Middleburg, VA 20117
                              --------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 416-2053
                                                    --------------

Date of fiscal year end: June 30
                         -------

Date of reporting period: Three-month period ended March 31, 2007
                          ---------------------------------------

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS                                   Ticker Symbol: DOIGX
THE SHEPHERD LARGE CAP GROWTH FUND
March 31, 2007 (unaudited)

(Showing Percentage of Net Assets)
COMMON STOCKS--(77.82%)
                                                                                   Value             Percent of
                                                               Shares                                Net Assets
                                                              -------- -------------------------------------------
Business Services--(12.81%)
    DELUXE CORP                                                10,000        $335,300                       3.93%
    SHIP FINANCE INTL                                          12,851         352,503                       4.13%
   *TELETCH HOLDINGS INC                                       11,040         405,058                       4.75%
                                                                       -------------------------------------------
                                                                                        1,092,861          12.81%

Consumer Services--(3.08%)
   *CARMAX INC.                                                10,690                     262,333           3.08%

Exchange Traded Fund--(16.95%)
    ISHARES MSCI EMRG MK                                        2,090         243,046                       2.85%
    SPDR METLS MNG S&P                                          5,279         302,117                       3.54%
    WISDOMTREE EUR S/C                                          4,535         319,219                       3.74%
    WISDOMTREE JAP                                              5,040         299,124                       3.51%
    WISDOMTREE PAC EX JP                                        4,200         282,156                       3.31%
                                                                       -------------------------------------------
                                                                                        1,445,662          16.95%

Financial Services--(6.59%)
   *CHINA LIFE INSURANCE                                            0               7                       0.00%
   *EMPIRE FINANCIAL HLD                                      200,000         540,000                       6.33%
   *WATERSIDE CAPITAL CO                                        5,300          21,730                       0.25%
                                                                       -------------------------------------------
                                                                                          561,737           6.59%

Hardware--(7.2%)
   *ON SEMICONDUCTOR CRP                                       30,200         269,384                       3.16%
    SILICONWARE PERCISIO                                       35,119         344,517                       4.04%
                                                                       -------------------------------------------
                                                                                          613,901           7.20%

Industrial Materials--(27.46%)
    ALBEMARLE                                                   7,948         328,570                       3.85%
    ARCELOR MITTAL                                              7,095         375,255                       4.40%
    GREIF INC.                                                  2,720         302,219                       3.54%
   *NAVISTAR INTL CORP                                          6,565         300,349                       3.52%
   *NORTHERN DYNASTY                                           37,500         423,000                       4.96%
   *OWENS-ILLINOIS, INC.                                       12,855         331,273                       3.88%
   *TERRA INDUSTRIES INC                                       16,100         281,750                       3.30%
                                                                       -------------------------------------------
                                                                                        2,342,416          27.46%

Utilities--(3.74%)
    ONEOK, INC.                                                 7,098                     319,410           3.74%
                                                                                     ----------------------------
TOTAL COMMON STOCKS--(77.82%)                                                           6,638,320          77.82%
OTHER ASSETS LESS LIABILITIES - NET--(22.18%)                                           1,891,574          22.18%
                                                                                     ----------------------------
NET ASSETS--(100.%)                                                                    $8,529,894         100.00%
                                                                                     ============================

Notes:
   *Presently non-income producing.

For certain federal tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Cost and Unrealized Gain/Loss at March 31, 2007:
Identified cost for federal income tax purposes                    $ 5,701,137
Gross unrealized appreciation from investments                     $ 1,054,515
Gross unrealized depreciation from investments                     $  (117,332)
Net unrealized appreciation from investments                       $   937,183

Item 2. Controls and Procedures.

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.
--------------------
(Registrant)

By: /S/ Paul Dietrich
    -------------------
    Paul Dietrich, president and principal executive officer

Date: May 30, 2007
------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 30, 2007
------------------

/S/ Paul Dietrich
------------------
Paul Dietrich, principal executive officer and principal financial officer